SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	$ 80,240	¥ 561,127	¥ 592,358	¥ 699,391
Total current assets	147,854	1,033,962	858,449
Non-current assets
Total non-current assets	36,392	254,494	376,974
Total assets	184,246	1,288,456	1,235,423
Current liabilities
Accrued expenses and other current liabilities	20,848	145,791	165,714
Total current liabilities	62,940	440,150	458,964
Total liabilities	64,782	453,029	488,359
Total shareholders' equity (deficit)	119,464	835,427	747,064	¥ (2,431,702)	¥ (2,354,884)
Total liabilities, mezzanine equity and shareholders' equity	$ 184,246	1,288,456	1,235,423
Parent Company [Member]
Current assets
Cash		12,089	19,663
Prepayments and other current assets		8,733	1,935
Total current assets		20,822	21,598
Non-current assets
Amount due from subsidiaries		2,180,596	2,268,260
Total non-current assets		2,180,596	2,268,260
Total assets		2,201,418	2,289,858
Current liabilities
Amount due to subsidiaries and the VIE		12,513	12,797
Accrued expenses and other current liabilities		1,567	1,602
Net liabilities in subsidiaries and the VIE		1,351,911	1,528,395
Total current liabilities		1,365,991	1,542,794
Total liabilities		1,365,991	1,542,794
Total shareholders' equity (deficit)		835,427	747,064
Total liabilities, mezzanine equity and shareholders' equity		¥ 2,201,418	¥ 2,289,858